JPMorgan Climate Change Solutions ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.3%
Australia — 1.0%
Brambles Ltd.	22,376	213,350
Canada — 1.5%
West Fraser Timber Co. Ltd.	4,127	328,177
China — 0.7%
Contemporary Amperex Technology Co. Ltd., Class A	3,320	70,065
NARI Technology Co. Ltd., Class A	27,220	79,507
		149,572
Denmark — 1.0%
Orsted A/S (a)	3,120	175,858
Vestas Wind Systems A/S *	1,767	49,821
		225,679
Finland — 1.0%
UPM-Kymmene OYJ	6,102	221,943
France — 7.3%
Dassault Systemes SE	16,696	865,492
Neoen SA (a)	1,440	41,635
Nexans SA	3,750	341,319
SPIE SA	9,972	329,849
		1,578,295
Germany — 4.4%
Encavis AG *	1,562	21,747
Infineon Technologies AG	2,782	101,423
Mercedes-Benz Group AG	3,191	215,433
Siemens AG (Registered)	3,359	601,341
		939,944
Ireland — 2.9%
Kingspan Group plc	7,709	626,099
Italy — 3.6%
Prysmian SpA	17,797	783,243
Japan — 8.0%
Hitachi Ltd.	12,400	974,024
Keyence Corp.	1,600	715,837
Kurita Water Industries Ltd.	1,200	43,825
		1,733,686
Netherlands — 2.3%
Arcadis NV	9,051	496,913
Norway — 0.1%
TOMRA Systems ASA	1,888	18,965
South Korea — 0.3%
LG Energy Solution Ltd. *	123	34,912
Samsung SDI Co. Ltd.	64	17,762
		52,674

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 4.7%
Iberdrola SA	82,896	998,148
Solaria Energia y Medio Ambiente SA *	1,352	19,961
		1,018,109
Sweden — 3.0%
Atlas Copco AB, Class A	41,005	654,416
Switzerland — 5.4%
ABB Ltd. (Registered)	14,972	633,493
DSM-Firmenich AG	815	86,170
SIG Group AG	12,691	265,651
Sika AG (Registered)	686	189,376
		1,174,690
United Kingdom — 2.7%
Spirax-Sarco Engineering plc	383	48,205
SSE plc	25,089	534,344
		582,549
United States — 47.4%
AGCO Corp.	2,020	247,107
Array Technologies, Inc. *	5,306	70,251
Autodesk, Inc. *	1,903	483,000
Carrier Global Corp.	9,557	522,863
CNH Industrial NV	24,078	288,936
Cognex Corp.	1,056	38,164
Darling Ingredients, Inc. *	2,108	91,276
Deere & Co.	1,034	406,962
Eaton Corp. plc	550	135,344
Enphase Energy, Inc. *	163	16,973
First Solar, Inc. *	1,459	213,452
Hubbell, Inc.	1,312	440,268
Linde plc	1,550	627,486
NextEra Energy, Inc.	10,474	614,091
ON Semiconductor Corp. *	1,100	78,243
Quanta Services, Inc.	3,833	743,794
Rayonier, Inc., REIT	8,551	259,095
Schneider Electric SE	4,449	874,007
Shoals Technologies Group, Inc., Class A *	2,147	28,276
SolarEdge Technologies, Inc. *	165	10,973
TE Connectivity Ltd.	1,560	221,816
Tetra Tech, Inc.	3,610	571,030
Trane Technologies plc	3,549	894,525
Trex Co., Inc. *	5,418	441,459
Trimble, Inc. *	792	40,281
Veralto Corp.	2,757	211,434

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Weyerhaeuser Co., REIT	20,063	657,465
Xylem, Inc.	9,077	1,020,618
		10,249,189
Total Common Stocks (Cost $20,278,321)		21,047,493
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (b) (c)(Cost $33,408)	33,399	33,423
Total Investments — 97.4% (Cost $20,311,729)		21,080,916
Other Assets Less Liabilities — 2.6%		552,240
NET ASSETS — 100.0%		21,633,156

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electrical Equipment	16.8%
Machinery	12.9
Building Products	11.8
Electric Utilities	11.0
Industrial Conglomerates	7.5
Software	6.4
Commercial Services & Supplies	6.3
Electronic Equipment, Instruments & Components	4.9
Specialized REITs	4.3
Chemicals	4.3
Construction & Engineering	3.5
Paper & Forest Products	2.6
Professional Services	2.4
Semiconductors & Semiconductor Equipment	2.0
Containers & Packaging	1.3
Automobiles	1.0
Others (each less than 1.0%)	0.8
Short-Term Investments	0.2

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$213,350	$—	$213,350
Canada	328,177	—	—	328,177
China	—	149,572	—	149,572
Denmark	—	225,679	—	225,679
Finland	—	221,943	—	221,943
France	—	1,578,295	—	1,578,295
Germany	—	939,944	—	939,944
Ireland	—	626,099	—	626,099

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$783,243	$—	$783,243
Japan	—	1,733,686	—	1,733,686
Netherlands	—	496,913	—	496,913
Norway	—	18,965	—	18,965
South Korea	—	52,674	—	52,674
Spain	—	1,018,109	—	1,018,109
Sweden	—	654,416	—	654,416
Switzerland	—	1,174,690	—	1,174,690
United Kingdom	—	582,549	—	582,549
United States	9,375,182	874,007	—	10,249,189
Total Common Stocks	9,703,359	11,344,134	—	21,047,493
Short-Term Investments
Investment Companies	33,423	—	—	33,423
Total Investments in Securities	$9,736,782	$11,344,134	$—	$21,080,916
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	$195,583	$767	$162,954	$33	$(6)	$33,423	33,399	$897	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.